[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	10/31

Date of reporting period:	7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

			Value
	Shares		(000)
COMMON STOCKS (97.9%)
(Unless Otherwise Noted)
Automobiles (1.6%)
Tofus Turk Otomobil Fabrikasa A.S.	694,784		$1,455

Beverages (10.1%)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	586,733		6,302
Coca-Cola Icecek A.S.	453,298		2,712
			9,014
Commercial Banks (43.1%)
Turkiye Garanti Bankasi A.S. (a)	5,689,477		20,113
Turkiye Halk Bankasi A.S.	1,005,321		5,365
Turkiye Is Bankasi A.S., Class C	1,100,641		3,816
Turkiye Vakiflar Bankasi T.A.O., Class D (a)	2,348,050		4,948
Yapi ve Kredi Bankasi A.S. (a)	2,064,400		4,323
			38,565
Construction Materials (2.3%)
Akcansa Cimento Sanayi ve Ticaret A.S.	761,207		2,018

Diversified Financial Services (9.2%)
Haci Omer Sabanci Holding A.S.	2,215,258		8,283

Diversified Telecommunication Services (4.4%)
Turk Telekomunikasyon A.S.	1,302,377		3,967

Food & Staples Retailing (6.0%)
BIM Birlesik Magazalar A.S.	135,684		5,350

Independent Power Producers & Energy Traders (5.3%)
Akenerji Elektrik Uretim A.S.	665,303		4,704

Oil, Gas & Consumable Fuels (6.2%)
Tupras Turkiye Petrol Rafine	427,557		5,523

Real Estate (4.3%)
Sinpas Gayrimenkul Yatirim Ortakligi A.S. REIT	1,453,797		3,894

Wireless Telecommunication Services (5.4%)
Turkcell Iletisim Hizmet A.S.	719,121		4,571
Turkcell Iletisim Hizmet A.S. ADR	17,000		268
			4,839
TOTAL COMMON STOCKS (Cost $65,209)			87,612

	Face Amount
	(000)
DEBT INSTRUMENT (1.3%)
Sovereign (1.3%)
Republic of Turkey, 9.95%, 2/15/12 (Cost $988)	TRY	1,639	1,179

	Shares
SHORT-TERM INVESTMENT (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $791)	790,537		791
TOTAL INVESTMENTS (100.1%) (Cost $66,988) +			89,582
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)			(69)
NET ASSETS (100%)			$89,513

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended July 31, 2009, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $5,000. For the period ended July 31, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $14,935,000 and $16,952,000, respectively.

+

At July 31, 2009, the U.S. Federal income tax cost basis of investments was approximately $66,988,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,594,000 of which $26,730,000 related to appreciated securities and $4,136,000 related to depreciated securities.

ADR—	American Depositary Receipt
REIT—	Real Estate Investment Trust

TRY—	Turkish Lira

The Turkish Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Automobiles	$1,455	$—	$—	$1,455
Beverages	9,014	—	—	9,014
Commercial Banks	38,565	—	—	38,565
Construction Materials	2,018	—	—	2,018
Diversified Financial Services	8,283	—	—	8,283
Diversified Telecommunication Services	3,967	—	—	3,967
Food & Staples Retailing	5,350	—	—	5,350
Independent Power Producers & Energy Traders	4,704	—	—	4,704
Oil, Gas & Consumable Fuels	5,523	—	—	5,523
Real Estate	3,894	—	—	3,894
Wireless Telecommunication Services	4,839	—	—	4,839
Total Common Stocks	87,612	—	—	87,612
Debt Instrument
Sovereign	—	1,179	—	1,179
Short-Term Investment
Investment Company	791	—	—	791
Total Assets	88,403	1,179	—	89,582

Total	$88,403	$1,179	$—	$89,582

The Turkish Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2009 (unaudited)

Notes to Portfolio of Investments

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities, are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors (the “Directors”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 17, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 17, 2009